Revenue Recognition - Disaggregation of Revenue and Deferred Revenue (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenue	$ 143,298	$ 114,690	$ 395,226	$ 314,798	$ 430,966	$ 398,047	$ 406,377
Revenue recognized	60,700	48,400	233,700	183,600
UNITED STATES
Disaggregation of Revenue [Line Items]
Total revenue	$ 77,700	$ 61,000	$ 218,100	$ 169,700	$ 233,300	$ 216,600	$ 237,200
UNITED STATES | Revenue Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration risk percentage	54.00%	53.00%	55.00%	54.00%	54.00%	54.00%	58.00%